Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Current assets
Cash and cash equivalents	$ 9,534	$ 15,032
Restricted cash	10,123	10,322
Accounts receivable, less reserves of $3,515 and $3,259, respectively	52,271	76,841
Inventories	125,144	132,195
Deferred income taxes	12,386	16,019
Other current assets	8,337	7,788
Total current assets	217,795	258,197
Property, plant and equipment, net	371,868	371,574
Goodwill	89,073	90,847
Other intangible assets	21,000	26,344
Other assets	34,452	29,360
Total assets	734,188	776,322
Current liabilities
Current maturities of long-term debt	11,342	7,538
Accounts payable - trade	20,608	27,558
Accrued liabilities	54,007	51,631
Total current liabilities	85,957	86,727
Long-term debt, less current maturities	566,645	521,475
Deferred income taxes	52,443	96,674
Other liabilities	36,733	21,578
Total liabilities	741,778	726,454
Commitments and contingencies (Note 16)
(Deficit) equity
Accumulated deficit	(134,297)	(76,779)
Additional paid-in capital	126,962	126,964
Accumulated other comprehensive loss	(2,422)	(2,181)
Total New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	48,276
Noncontrolling interest in consolidated subsidiaries	1,893	1,592
Total (deficit) equity	(7,590)	49,868
Total liabilities and (deficit) equity	734,188	776,322
Common Stock, Class A
(Deficit) equity
Common stock	1	21
Total (deficit) equity	1	21
Common Stock, Class B
(Deficit) equity
Common stock	273	251
Total (deficit) equity	$ 273	$ 251